SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2013
SEGMENT REPORTING [Abstract]
Summary of Information by Segment
The tables below present financial information for the Company's two reportable segments:

	Year ended December 31, 2013
	PAD	EBU	Total

Revenues from external customers	226,445	30,470	256,915
Operating income (loss)	6,996	(13,115)	(6,119)
Financial income (expenses), net	280	(254)	26
Income (loss) before taxes on income	7,276	(13,369)	(6,093)
Segment goodwill	15,321	5,655	20,976
Segment identifiable assets	277,871	6,630	284,501

	Year ended December 31, 2012
	PAD	EBU	Total

Revenues from external customers	236,516	27,106	263,622
Operating income (loss)	7,802	(15,570)	(7,768)
Financial income (expenses), net	1,199	(274)	925
Income (loss) before taxes on income	9,001	(15,844)	(6,843)
Segment goodwill	14,935	10,284	25,219
Segment identifiable assets	270,420	23,459	293,879

	Year ended December 31, 2011
	PAD	EBU	Total

Revenues from external customers	$208,280	$20,041	$228,321
Operating loss	(31,422)	(17,434)	(48,856)
Financial income (expenses), net	1,226	(211)	1,015
Other income	35	-	35
Loss before taxes on income	(30,161)	(17,645)	(47,806)
Segment goodwill	8,206	10,661	18,867
Segment identifiable assets	$284,198	$19,946	$304,144

Schedule of Revenue and Long-lived Assets by Geographic Regions
The following table presents total revenues and long lived assets for the years ended December 31, 2013, 2012 and 2011. Other than as shown, no foreign country contributed materially to revenues or long-lived assets for these periods.

	2013		2012		2011
	Total revenue	Long-lived assets	Total revenue	Long-lived assets	Total revenue	Long-lived assets

North America	$90,618	$2,917	$93,247	$3,467	$78,525	$1,924
Europe and Middle East (excluding Israel)	87,539	407	86,436	399	78,182	345
Asia Pacific	39,744	76	41,423	95	30,489	122
Japan	26,409	12	30,816	17	29,572	22
Israel	4,620	3,191	3,924	2,170	5,050	1,742
Others	7,985	-	7,776	-	6,503	-

	$256,915	$6,603	$263,622	$6,148	$228,321	$4,155